FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	$ (4)	$ 14	$ 0
Pre-tax income attributable to unitholders, 10% increase	4	(14)	0
OCI attributable to unitholders, before taxes, 10% decrease	(41)	(33)	(84)
OCI attributable to unitholders, before taxes, 10% increase	41	33	84
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(3)	(9)	(10)
Pre-tax income attributable to unitholders, 10% increase	3	9	10
OCI attributable to unitholders, before taxes, 10% decrease	(86)	(5)	(115)
OCI attributable to unitholders, before taxes, 10% increase	86	5	115
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(40)	(6)	1
Pre-tax income attributable to unitholders, 10% increase	40	6	(1)
OCI attributable to unitholders, before taxes, 10% decrease	(59)	(37)	(23)
OCI attributable to unitholders, before taxes, 10% increase	59	37	23
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	92	72	19
Pre-tax income attributable to unitholders, 10% increase	(92)	(72)	(19)
OCI attributable to unitholders, before taxes, 10% decrease	(89)	(89)	(109)
OCI attributable to unitholders, before taxes, 10% increase	89	89	109
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax income attributable to unitholders, 10% decrease	(64)	(187)	(59)
Pre-tax income attributable to unitholders, 10% increase	64	187	59
OCI attributable to unitholders, before taxes, 10% decrease	(136)	(122)	(111)
OCI attributable to unitholders, before taxes, 10% increase	$ 136	$ 122	$ 111